DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2012
DebtObligationsAbstract
DEBT OBLIGATIONS
11.	DEBT OBLIGATIONS

The following table presents certain information regarding Newcastle’s debt obligations and related hedges:

	December 31, 2012															December 31, 2011
										Collateral
	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Unhedged Weighted Average Funding Cost (A)		Weighted Average Funding Cost (B)	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount (C)	Amortized Cost Basis (C)	Carrying Value (C)	Weighted Average Maturity (Years)	Floating Rate Face Amount (C)	Aggregate Notional Amount of Current Hedges (D)	Outstanding Face Amount	Carrying Value
Debt Obligation/Collateral

CDO Bonds Payable
CDO IV (E)	Mar 2004	$79,898	$79,811	Mar 2039	1.83%		5.02%	1.3	$69,098	$168,111	$155,646	$151,250	1.9	$43,202	$69,098	$106,645	$106,454
CDO VI (E)	Apr 2005	91,578	91,578	Apr 2040	0.87%		5.35%	4.8	88,495	180,039	92,932	119,184	3.1	49,393	88,495	91,141	91,141
CDO VIII	Nov 2006	518,501	517,541	Nov 2052	0.78%		2.22%	2.4	510,901	707,189	523,202	551,058	2.9	385,978	154,450	577,133	575,736
CDO IX	May 2007	400,938	402,424	May 2052	0.59%		0.59%	2.3	400,938	637,873	517,982	527,903	3.2	326,849	—	480,125	482,329
CDO X (F)	Jul 2007	—	—	Jul 2052	N/A		—	—	—	—	—	—	—	—	—	1,150,000	1,147,945
		1,090,915	1,091,354				2.08%	2.5	1,069,432	1,693,212	1,289,762	1,349,395	2.9	805,422	312,043	2,405,044	2,403,605
Other Bonds and Notes Payable
MH Loans Portfolio I (G)	Apr 2010	70,056	66,199	Jul 2035	6.25%		6.25%	4.2	—	118,746	100,124	100,124	6.8	909	—	70,109	69,256
MH Loans Portfolio II (G)	May 2011	117,907	117,191	Dec 2033	4.40%		4.40%	3.9	—	153,193	150,123	150,123	5.6	25,727	—	126,856	125,630
Residential Mortgage Loans	Aug 2006	—	—	N/A	N/A		—	—	—	—	—	—	—	—	—	5,491	5,491
		187,963	183,390				5.07%	4.0	—	271,939	250,247	250,247	6.1	26,636	—	202,456	200,377
Repurchase Agreements
CDO Securities (I)	Dec 2012	5,658	5,658	Mar 2013	LIBOR+2.25%		2.46%	0.2	5,658	—	—	—	—	—	—	8,728	8,728
Non-agency RMBS (J)	Various	150,922	150,922	Jan 2013	LIBOR+2.00%		2.21%	0.1	150,922	344,177	215,212	228,493	6.9	344,177	—	—	—
FNMA/FHLMC securities (K)	Various	772,855	772,855	Various	0.53%		0.53%	0.1	772,855	768,619	818,866	820,536	3.5	768,619	N/A	231,012	231,012
		929,435	929,435				0.81%	0.1	929,435	1,112,796	1,034,078	1,049,029	4.6	1,112,796	—	239,740	239,740
Mortgage Notes Payable
BPM Senior Living Facilities	Jul 2012	88,400	88,400	Aug 2019	3.44%		3.44%	6.2	23,400	N/A	138,131	138,131	N/A	—	23,400	—	—
Utah Senior Living Facilities	Nov 2012	16,000	16,000	Oct 2017	LIBOR+3.75%	(H)	4.75%	4.8	16,000	N/A	22,262	22,262	N/A	—	—	—	—
Courtyards Senior living facilities	Dec 2012	16,125	16,125	Oct 2017	LIBOR+3.75%	(H)	4.75%	4.8	16,125	N/A	21,494	21,494	N/A	—	—	—	—
		120,525	120,525				3.79%	5.8	55,525	N/A	181,887	181,887	N/A	—	23,400	—	—
Corporate
Junior subordinated notes payable	Mar 2006	51,004	51,243	Apr 2035	7.574% (M)		7.40%	22.3	—	—	—	—	—	—	—	51,004	51,248
		51,004	51,243				7.40%	22.3	—	—	—	—	—	—	—	51,004	51,248
Subtotal debt obligations		2,379,842	2,375,947				2.02%	2.3	$2,054,392	$3,077,947	$2,755,974	$2,830,558	3.8	$1,944,854	$335,443	$2,898,244	$2,894,970
Financing on subprime mortgage loans subject to call option	(L)	406,217	405,814													406,217	404,723
Total debt obligations		$2,786,059	$2,781,761													$3,304,461	$3,299,693

(A)	Weighted average, including floating and fixed rate classes and including the amortization of deferred financing costs.
(B)	Including the effect of applicable hedges.
(C)	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash in senior living entities.
(D)
Including a $23.4 million notional amount of interest rate cap agreement in for the mortgage notes payable, and $69.1 million and $88.5 million of interest rate swap agreements in CDOs IV and VI, respectively, which were economic hedges not designated as hedges for accounting purposes.

(E)
These CDOs were not in compliance with their applicable over collateralization tests as of December 31, 2012. Newcastle is not receiving cash flows from these CDOs (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to pay debt, and expects these CDOs to remain out of compliance for the foreseeable future.

(F)	Deconsolidated on September 12, 2012.
(G)	Excluding $20.5 million face amount of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
(H)	These financings have a LIBOR floor of 1%.
(I)
The counterparty of this repurchase agreement is Bank of America. It is secured by $21.0 million face amount of notes issued by Newcastle CDO VI, which is eliminated in consolidation. The maximum recourse to Newcastle is $1.4 million. This repurchase agreement was subsequently paid off in January 2013.

(J)	The counterparty on these repurchase agreements is Credit Suisse.
(K)
The counterparties on these repurchase agreements are Bank of America, Barclays, Citi and Goldman Sachs. Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.

(L)	Issued in April 2006 and July 2007. See Note 6 regarding the securitizations of Subprime Portfolios I and II.
(M)	LIBOR + 2.25% after April 2016.

Certain of the debt obligations included above are obligations of consolidated subsidiaries of Newcastle which own the related collateral.  In some cases, including the CDO and Other Bonds Payable, such collateral is not available to other creditors of Newcastle.

CDO Bonds Payable

Each CDO financing is subject to tests that measure the amount of over collateralization and excess interest in the transaction.  Failure to satisfy these tests would cause the principal and/or interest cashflow that would otherwise be distributed to more junior classes of securities (including those held by Newcastle) to be redirected to pay down the most senior class of securities outstanding until the tests are satisfied. As a result, our cash flow and liquidity are negatively impacted upon such a failure. As of December 31, 2012, CDOs IV and VI were not in compliance with their applicable over collateralization tests.

During 2010, Newcastle repurchased $483.7 million of CDO bonds for $215.8 million and recorded a gain of $265.7 million. During 2011, Newcastle repurchased $167.5 million face amount of CDO bonds for $102.0 million and recorded a gain of $65.0 million. During 2012, Newcastle repurchased $34.1 million face amount of CDO bonds for $10.9 million and recorded a gain of $23.2 million.

In December 2010, Newcastle, together with one or more of its wholly owned subsidiaries, completed a series of transactions whereby it repurchased approximately $257 million current principal balance of Newcastle CDO VI Class I-MM notes at a price of 67.5% of par. The purchased notes represent all of the outstanding Class I-MM notes of Newcastle CDO VI (the “notes”). Newcastle purchased the notes using a combination of restricted cash, unrestricted cash and proceeds from a new repurchase facility, entered into in connection with the purchase of a portion of the notes. In accordance with GAAP, Newcastle recorded an $82 million gain on the extinguishment of debt and $24 million of mark-to-market loss on the related interest rate swap agreement. As of December 31, 2012, the repurchase agreement had an outstanding balance of $5.7 million, which was secured by $21.0 million current principal balance of the notes. Although the repurchase facility contains mark to market provisions that require margin to be posted in the event that the value of the notes decreases, the recourse to Newcastle is limited to twenty-five percent of the then-outstanding balance of the repurchase facility, which was approximately $1.4 million as of December 31, 2012. The repurchase facility matures in March 2013 and bears interest at a rate of LIBOR + 2.25%. In January 2013, Newcastle paid off the outstanding repurchase agreement.

In April 2011, Newcastle entered into an agreement to sell its retained interests in Newcastle CDO VII.   Pursuant to the agreement, the buyer of the retained interests liquidated CDO VII in June 2011 and paid Newcastle total consideration of approximately $3.9 million.  As a result, Newcastle recorded a gain of approximately $3.4 million in the second quarter of 2011, representing the excess of the sales proceeds over the carrying value of Newcastle’s retained interests.

In June 2011, Newcastle deconsolidated a non-recourse financing structure, CDO V. Newcastle determined that it does not currently have the power to direct the relevant activities of CDO V as an event of default had occurred and Newcastle may be removed as the collateral manager by a single party. So long as the event of default continues, Newcastle will not be permitted to purchase or sell any collateral in CDO V. If Newcastle is removed as the collateral manager of CDO V, it would no longer receive the senior management fees from such CDO. As of February 27, 2013, Newcastle has not been removed as collateral manager. Newcastle does not expect the failure of these additional tests to have a material negative impact on its cash flows, business, results of operations or financial condition.

On September 12, 2012, Newcastle deconsolidated a non-recourse financing structure, CDO X.  Newcastle completed the sale of 100% of its interests in CDO X to the sole owner of the senior notes and another third party, in connection with the liquidation and termination of CDO X. Newcastle received $130 million for $89.75 million face amount of subordinated notes and all of its equity in CDO X. As a result, Newcastle recorded a gain on sale and deconsolidated CDO X. The sale and resulting deconsolidation has reduced Newcastle’s gross assets by $1.1 billion, reduced liabilities by $1.2 billion, decreased other comprehensive income by $25.5 million and resulted in a gain of $224.3 million in the quarter ended September 30, 2012. A condition to the sale of its interests was the right to purchase certain collateral held by CDO X. Newcastle purchased eight securities with a face amount of $101 million for 49.4% of par, or approximately $50 million. As of December 31, 2012, Newcastle had no continuing involvement with CDO X as it had been liquidated.

As of December 31, 2012, CDOs IV and VI were not in compliance with their applicable over collateralization tests and, consequently, Newcastle was not receiving cash flows from these CDOs currently (other than senior management fees and interest distributions from senior classes of bonds Newcastle owns).  Based upon Newcastle’s current calculations, Newcastle expects these two portfolios to remain out of compliance for the foreseeable future.  Moreover, given current market conditions, it is possible that all of Newcastle’s CDOs could be out of compliance with their over collateralization tests as of one or more measurement dates within the next twelve months.

Other Bonds Payable

On April 15, 2010, Newcastle completed a securitization transaction to refinance its Manufactured Housing Loans Portfolio I (the “Portfolio”). Newcastle sold approximately $164.1 million outstanding principal balance of manufactured housing loans to Newcastle MH I LLC (the “2010 Issuer”).  The 2010 Issuer issued approximately $134.5 million aggregate principal amount of asset-backed notes, of which $97.6 million was sold to third parties and $36.9 million was sold to certain CDOs managed and consolidated by Newcastle. At the closing of the securitization transaction, Newcastle used the gross proceeds received from the issuance of the Notes to repay the previously existing financing on this portfolio in full, terminate the related interest rate swap contracts, pay the related transaction costs and increase its unrestricted cash by approximately $14 million. Under the applicable accounting guidance, the securitization transaction is accounted for as a secured borrowing. As a result, no gain or loss is recorded for the transaction. Newcastle continues to recognize the portfolio of manufactured housing loans as pledged assets, which have been classified as loans held for investment at securitization, and records the notes issued to third parties as a secured borrowing.  The associated assets, liabilities, revenues and expenses are presented in the non-recourse financing structure sections of the consolidated financial statements.

On May 4, 2011, Newcastle completed a securitization transaction to refinance its Manufactured Housing Loans Portfolio II. Newcastle sold approximately $197.0 million outstanding principal balance of manufactured housing loans to Newcastle Investment Trust 2011-MH 1 (the “2011 Issuer”), an indirect wholly-owned subsidiary of Newcastle. The 2011 Issuer issued approximately $159.8 million aggregate principal amount of investment grade notes, of which $142.8 million was sold to third parties and $17.0 million was sold to one of the CDOs managed and consolidated by Newcastle.  In addition, Newcastle retained the below investment grade notes and residual interest.  As a result, Newcastle invested approximately $20.0 million of its unrestricted cash in the new securitization structure. The notes issued to third parties have an average expected maturity of 3.8 years and bear interest at an average rate of 3.23% per annum.  At the closing of the securitization transaction, Newcastle used the gross proceeds received from the issuance of the notes to repay the previously existing debt in full, terminate the related interest rate swap contracts and pay the related transaction costs. Under the applicable accounting guidance, the securitization transaction is accounted for as a secured borrowing. As a result, no gain or loss is recorded for the transaction. Newcastle continues to recognize the portfolio of manufactured housing loans as pledged assets, which have been classified as residential mortgage loans held-for-investment at securitization, and records the notes issued to third parties as a secured borrowing. The associated assets, liabilities, revenues and expenses are presented in the non-recourse financing structure sections of the consolidated financial statements.

Mortgage Notes Payable

In the year ended December 31, 2012, Newcastle completed three acquisitions of senior living assets and funded each of the acquisitions with an equity investment and a third-party financing as follows:

On July 18, 2012, Newcastle completed the acquisition of eight senior housing facilities for an aggregate purchase price of approximately $143.3 million plus acquisition-related expenses.  The purchase price was funded with an equity investment of approximately $54.9 million and a third-party financing of approximately $88.4 million.  The financing is secured by the properties, non-recourse to the general credit of Newcastle, matures in August 2019 and currently has a weighted average interest rate of 3.44%. The financing is an interest- only loan through August 2013, requires principal repayments according to a 30-year amortization schedule thereafter and allows for additional future borrowings, subject to the terms and conditions of the agreement.

On November 1, 2012, Newcastle completed the acquisition of three senior housing facilities for an aggregate purchase price of approximately $22.6 million plus acquisition-related costs. The purchase price was funded with an equity investment of approximately $6.6 million and a third-party financing of approximately $16.0 million.  The financing is secured by the properties, non-recourse to the general credit of Newcastle, matures in October 2017 and currently has an interest rate of 4.75%.  The financing is an interest-only loan through October 2014 and requires principal repayments according to a 30-year amortization schedule thereafter.

On December 27, 2012, Newcastle completed the acquisition of a senior housing facility for an aggregate purchase price of approximately $21.5 million plus acquisition-related costs. The purchase price was funded with an equity investment of approximately $5.4 million and a third-party financing of approximately $16.1 million.  The financing is secured by the property, non-recourse to the general credit of Newcastle, matures in October 2017 and currently has an interest rate of 4.75%. The financing is an interest-only loan through October 2014 and requires principal repayments according to a 30-year amortization schedule thereafter.

Junior Subordinated Notes Payable

In March 2006, Newcastle completed the placement of $100 million of trust preferred securities through its wholly owned subsidiary, Newcastle Trust I (the “Preferred Trust”). Newcastle owned all of the common stock of the Preferred Trust. The Preferred Trust used the proceeds to purchase $100.1 million of Newcastle’s junior subordinated notes. These notes represented all of the Preferred Trust’s assets. The terms of the junior subordinated notes were substantially the same as the terms of the trust preferred securities.

On April 30, 2009, Newcastle entered into an exchange agreement with several collateralized debt obligations managed by a third party pursuant to which Newcastle agreed to exchange newly issued junior subordinated notes due in 2035 with an initial aggregate principal amount of $101.7 million (the "Notes") for $100 million in aggregate liquidation amount of trust preferred securities that were previously issued by a subsidiary of Newcastle (the “TRUPs”) and were owned by the third party.  The Notes accrued interest at a rate of 1.0% per year, beginning on February 1, 2009, and the rate reverted to 7.574% on February 1, 2010 in connection with the preferred stock exchange (Note 12).  In conjunction with the exchange, the TRUPs were cancelled. Under the provisions of ASC 470-60, “Troubled Debt Restructurings by Debtors”, this exchange was considered a troubled debt restructuring which required Newcastle to account for the effect of the interest modification prospectively and to record the expenses related to the modification immediately through earnings.

On January 29, 2010, Newcastle entered into an Exchange Agreement (the “Exchange Agreement”) with Taberna Capital Management, LLC and certain of its affiliates (collectively, “Taberna”), pursuant to which Newcastle and Taberna agreed to exchange (the “Exchange”) approximately $52.1 million aggregate principal amount of  junior subordinated notes due 2035 for approximately $37.6 million face amount of previously issued CDO securities and approximately $9.7 million of cash held by Newcastle.  In other words, $52.1 million face amount of Newcastle’s debt, in the form of junior subordinated notes payable, was repurchased and extinguished for GAAP purposes in exchange for (i) the payment of $9.7 million of cash and (ii) the reissuance of $37.6 million face amount of CDO bonds payable (which had previously been repurchased by Newcastle). In connection with the Exchange, Newcastle paid or reimbursed $0.6 million of expenses incurred by Taberna, various indenture trustees and their respective advisors in accordance with the terms of the Exchange Agreement. Newcastle accounted for this exchange as a troubled debt restructuring involving the partial repayment of debt. As a result, Newcastle recorded no gain or loss. The following table presents certain information regarding the exchange, as of the date of the exchange:

			Consideration
	Repurchased junior subordinated notes		Cash	Reissued CDO bonds		Total
Outstanding face amount	$52,094		$9,715	$37,625		$47,340
Weighted average coupon	7.574%	(A)	N/A	LIBOR + 0.66%	(B)
Maturity	April 2035			June 2052
Collateral	General credit of Newcastle			Assets within the respective CDOs

(A)	LIBOR + 2.25% after April 2016.
(B)	Weighted average effective interest rate of approximately LIBOR+0.35% after the Exchange.

The fair value of the consideration paid approximated the fair value of the repurchased junior subordinated notes of $16.7 million.

Maturity Table

Newcastle’s debt obligations (gross of $4.3 million of discounts at December 31, 2012) have contractual maturities as follows:

	Nonrecourse	Recourse	Total
2013	$4,786	$925,192	$929,978
2014	1,713	—	1,713
2015	2,274	—	2,274
2016	2,305	—	2,305
2017	32,763	—	32,763
Thereafter	1,817,026	—	1,817,026
Total	$1,860,867	$925,192	$2,786,059

Debt Covenants

Newcastle’s non-CDO financings and mortgage notes payable contain various customary loan covenants. Newcastle was in compliance with all of the covenants in its non-CDO financings and mortgage notes payable as of February 28, 2013.